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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043

                          Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2004 through March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                    PIONEER
                            -----------------------
                                      HIGH
                                     INCOME
                                      TRUST

                                     Annual
                                     Report

                                     3/31/05

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Portfolio Management Discussion                              5
Schedule of Investments                                      9
Financial Statements                                        19
Notes to Financial Statements                               23
Report of Independent Registered Public Accounting Firm     33
Results of Shareowner Meeting                               34
Factors Considered by the Independent Trustees in
Approving the Management Contract                           35
Pioneer Family of Mutual Funds                              40
Trustees, Officers and Service Providers                    41

Pioneer High Income Trust
LETTER TO SHAREOWNERS 3/31/05

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. stocks moved higher for much of the first quarter, with the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average advancing to three-year highs in early March. But from that point on, soaring oil prices and the steady ratcheting up of interest rates overwhelmed sentiment and caused stocks to retrace their gains. The Dow Industrials and the S&P 500 each lost about two-and-a-half percent for the period, while the tech-heavy NASDAQ composite fell over eight percent.

With investors less welcoming of risk, large-capitalization stocks, viewed as more stable, held up better than small- and mid-sized issues, and value stocks were more resilient than growth stocks across all capitalization ranges.

Determined to prevent damaging inflation, the Federal Reserve Board has repeatedly raised short-term interest rates. As a result, bond returns were modestly negative in most sectors. Fixed-income investors also became more risk averse; high-yield and other corporate sectors retrenched after a run of stellar performance, while Treasuries and mortgage-backed securities showed small declines. Municipal revenue bonds trended higher against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought at least a pause in its long, sharp drop. But the stronger dollar meant muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities continued to thrive on heavy demand from China and elsewhere. Meanwhile, growth in Japan may have stalled, and Europe's expansion moved ahead slowly.

We believe that the U.S. economy and corporate earnings will continue to grow at a comfortable pace. And although oil prices and interest rates remain real concerns, Pioneer's global investment experts continue to find what we believe are attractive stocks and bonds for our domestic and international funds.

Expanding your opportunities

The quarter was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment categories is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve that important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ OSBERT M. HOOD

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

Corporate Bonds & Notes         86.7%
Municipal Bonds                  6.1%
Temporary Cash Investments       3.8%
Sovereign Debt Obligations       1.5%
Convertible Bonds                1.1%
CMO                              0.8%


Portfolio Maturity
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

[The following table was depicted as a pie chart in the printed material.]

0-1 Year                        4.1%
1-3 Years                      20.6%
3-4 Years                      25.0%
4-6 Years                      36.9%
6-8 Years                       7.9%
8+ Years                        5.5%

The portfolio is actively managed, and current holdings may be different.

Pioneer High Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Market Value
per Common Share   3/31/05   3/31/04
                   $15.12    $16.57

Net Asset Value
per Common Share   3/31/05   3/31/04
                   $16.34    $16.20

Distributions per    Net
Common Share         Investment   Short-Term      Long-Term
(4/1/04 - 3/31/05)   Income       Capital Gains   Capital Gains
                     $1.65        $0.069          $0.064

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

    1.   Xerox Capital Trust I, 8.0%, 2/1/27                     2.04%
    2.   Huntsman International LLC, 10.125%, 7/1/09             1.84
    3.   Baytex Energy, Ltd., 9.625%, 7/15/10                    1.82
    4.   Burns, Philip Capital Property, Ltd., 9.75%, 7/15/12    1.69
    5.   Seabulk International, Inc., 9.5%, 8/15/13              1.59
    6.   GATX Financial Corp., 8.875%, 6/1/09                    1.55
    7.   Kvaerner ASA, 0.0%, 10/30/11                            1.30
    8.   OM Group, Inc., 9.25%, 12/15/11                         1.26
    9.   Ship Finance International, Ltd., 8.5%, 12/15/13        1.25
   10.   Cia Brasileira de Bebida, 10.5%, 12/15/11               1.23

*This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different.

Pioneer High Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                                         (continued)
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in common shares of Pioneer High Income Trust, compared to that of the Merrill Lynch High Yield Master II Index.

------------------------------------------
Cumulative Total Returns
(As of March 31, 2005)

                 Net Asset     Market
Period             Value       Price
Life-of-Trust
(4/25/02)          57.59%      39.30%
1 Year             12.72        1.97
------------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

          Pioneer High        Merrill Lynch High
          Income Trust      Yield Master II Index
          ------------      ---------------------
4/02        $10,000               $10,000
             10,462                10,169
             13,942                12,428
3/05         13,930                13,291

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below net asset value ("NAV"), due to such factors as interest rate changes, and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities, which includes preferred shares, divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Index comparison begins April 30, 2002. The Merrill Lynch High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05
--------------------------------------------------------------------------------

Despite a series of increases in short-term interest rates that had been widely anticipated by bond market investors, the U.S. economy continued to show significant strength during the 12 months ended March 31, 2005, supporting growing profits and improving credit quality in corporate bonds. The following is an interview with Kenneth J. Taubes and Andrew Feltus, who discuss the performance of High Income Trust during the period. Mr. Taubes is director of Pioneer's Fixed Income Group, and Mr. Feltus is the portfolio manager responsible for the daily management of the Trust.

Q: How did the Trust perform?

A: The Trust at net asset value performed very well, significantly outdistancing its benchmark index for high-yield investing. For the 12 months ended March 31, 2005, Pioneer High Income Trust had a total return of 12.72% at net asset value and 1.97% at market price, with a discount of market price-to-net asset value of 7.5% on March 31, 2005. The benchmark Merrill Lynch High Yield Master II Index returned 6.94% during the same period. The Trust also continued to produce generous dividend income for shareholders. On March 31, 2005, the SEC 30-day yield of High Income Trust was 12.88%.

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like during the 12 months?

A: The main change that affected the bond markets arose from the U.S. Federal
   Reserve Board's decision to start tightening monetary policy by raising the influential Fed funds rate from its extraordinarily low level of 1.00% at the start of the period. After seven separate hikes, the rate ended the period at 2.75%. The increases did not stymie the economic recovery, and real gross domestic product (GDP) grew at an annual rate of about 4% for much of the period. Given the persistent economic expansion,

Pioneer High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05                            (continued)
--------------------------------------------------------------------------------

   corporate profits continued to grow, providing a good backdrop for credit quality and high-yield investments.

Q: What were your principal strategies?

A: We positioned the Trust to benefit from the economic recovery, emphasizing bonds of cyclical companies in industries such as basic materials, chemicals and transportation. Investments in basic industries accounted for 16.5% of assets on March 31, 2005, while holdings in cyclical services industries totaled 18.4%. At the end of the fiscal year, 71.4% of assets were invested in domestic, high-yield corporate bonds, with average credit quality of the portfolio standing at B-.

   The Trust also had some exposure to euro-based investments, which helped as the euro appreciated by about 11% against the U.S. dollar over the full fiscal year. As the period progressed, however, we reduced exposure to the euro from about 6% of assets to about 2.5%, both because the U.S. dollar began strengthening against the euro and because European securities began to look less attractive relative to domestic bonds.

   The difference between the yields generated by our high-yield investments and the interest costs from short-term borrowing remained attractive during the 12 months, even with the increases in short-term interest rates. This allowed us to generate greater income by continuing to be leveraged by about 24%.

Q: What were some of the investments that most helped performance?

A: Significantly contributing to performance was our largest industry position, in chemicals. We maintained positions in bonds of companies such as Huntsman, Celanese, Lyondell, Resolution Performance and Invista. All those investments added to performance.

   We also were attracted to the bonds of European cable television companies, which face less competition from satellite companies than in the United States. We invested in securities of companies such as NTL of the United Kingdom, Telenet of Belgium, and Kabel Deutschland of Germany. Those investments performed well both because of the underlying business strengths of the companies and because of the euro's appreciation.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What types of investments proved disappointing?

A: Intermet, a high-yield industrial company specializing in the design and casting of structural components for the automobile industry, filed for bankruptcy protection in September 2004 after it found that the full costs of price increases for raw materials could not be passed on to customers. Bonds of Merisant, the manufacturer of the artificial sweetener sold under the trade name of Equal, also performed poorly when it ran into strong competition from the manufacturer of Splenda.

   Our investments in airline industry bonds, while being profitable, did not appreciate as we had hoped. The airlines, which together constituted about 3% of Trust assets, made significant progress in reducing operating costs, especially for labor. However, they had difficulty absorbing rising fuel expenses.

Q: What is your investment outlook?

A: With a backdrop of a continuing economic rebound and improving corporate profitability, the business fundamentals of high-yield issuers remain strong, and credit quality is good. However, lower-rated, high-yield bonds have performed well over the past two years relative to other fixed-income assets, and they are not inexpensive. We continue to pay close attention to fundamental analysis and individual security selection and intend to avoid taking on undue risks.

   As business conditions improve, more high-yield issuers may call back their existing bonds. In this event, we may find that our credit standards require that we invest in lower-yielding bonds, which eventually could affect the Trust's dividend. Similarly, a strong economy could lead to further increases in short-term interest rates, which ultimately could affect the future earnings of the Trust.

   Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Trust will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Trust will generally rise. When concentrating on one issuer, the portfolio is sensitive to changes in the value of these securities. Investments in the Trust are subject to possible loss due to the financial failure of underlying securities and their

Pioneer High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05                            (continued)
--------------------------------------------------------------------------------

   inability to meet their debt obligations. These risks may increase share price volatility.

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

   The Trust's investment objective is a high level of current income. The Trust may, as a secondary objective, also seek capital appreciation to the extent consistent with its investment objective. There can be no assurance that the Trust will achieve its investment objectives. Under normal market conditions, the Trust invests at least 80% of its assets (net assets plus borrowing for investment purposes) in below investment grade (high-yield) debt securities, loans and preferred stocks. Because the Trust's investments will be concentrated in high-yield securities, it will be subject to risks of such securities. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. Risks of the investing in the Trust are discussed in greater detail in the Trust's registrations statement on Form N-2 relating to its common shares, which was filed with the Securities and Exchange Commission on April 29, 2002.

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05
--------------------------------------------------------------------------------

Principal              S&P/Moody's
Amount                 Ratings
USD ($)                (unaudited)                                                                 Value
                                     COLLATERIZED MORTGAGE OBLIGATIONS - 1.1% of Net Assets
                                     Diversified Financials - 1.1%
       4,860,000       NR/Ba2        Tower 2004-2A F, 6.376%, 12/15/14 (144A)              $   4,792,439
                                                                                           -------------
                                     TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
                                     (Cost $4,860,000)                                     $   4,792,439
                                                                                           -------------
                                     CORPORATE BONDS & NOTES - 119.3%
                                     Energy - 9.2%
                                     Energy Equipment & Services - 4.3%
       1,477,000       B+/Ba3        Holly Energy Partners, L.P., 6.25%, 3/1/15 (144A)     $   1,417,920
       5,300,000       CCC+/Caa1     J. Ray McDermott SA, 11.0%, 12/15/13 (144A)               5,936,000
       8,000,000       B/B2          Seabulk International, Inc., 9.5%, 8/15/13                9,200,000
       1,938,000       B/B3          Transmontaigne, Inc., 9.125%, 6/1/10                      2,054,280
                                                                                           -------------
                                                                                           $  18,608,200
                                                                                           -------------
                                     Oil & Gas - 4.9%
       9,984,000       B-/B3         Baytex Energy, Ltd., 9.625%, 7/15/10                  $  10,583,040
       3,000,000       CCC+/B3       Belden & Blake Corp., 8.75%, 7/15/12                      2,977,500
         765,000       B-/B3         Delta Petroleum Corp., 7.0%, 4/1/15 (144A)                  738,225
       5,000,000       B+/B2         Energy Partners, Ltd., 8.75%, 8/1/10                      5,350,000
         700,000       B+/B1         Markwest Energy, 6.875%, 11/1/14 (144A)                     700,000
       1,370,000       B2/B+         Stone Energy Corp., 6.75%, 12/15/14                       1,328,900
                                                                                           -------------
                                                                                           $  21,677,665
                                                                                           -------------
                                     Total Energy                                          $  40,285,865
                                                                                           -------------
                                     Materials - 25.2%
                                     Chemicals - 15.0%
         550,000       B+/B1         ARCO Chemical Co., 9.375%, 12/15/05                   $     569,250
       4,635,000       B+/B1         ARCO Chemical Co., 9.8%, 2/1/20                           5,237,550
       2,900,000       CCC+/B3       Aventine Renewable Energy, 9.01%, 12/15/11
                                     (144A)                                                    2,943,500
       3,700,000       BBB-/Baa3     Basell Finance Co., 8.1%, 3/15/27 (144A)                  3,750,742
       2,550,000       BB-/NR        Braskem SA, 11.75%, 1/22/14                               2,856,000
       2,535,000(a)    B-/Caa2       Crystal US Holdings, 0.0%, 10/1/14 (144A)                 1,774,500
       5,800,000       BB+/Baa3      Ferro Corp., 7.125%, 4/1/28                               5,783,673
       1,300,000       BB+/Baa3      Ferro Corp., 7.625%, 5/1/13                               1,321,368
EURO   7,870,000       B/B3          Huntsman International LLC, 10.125%, 7/1/09              10,662,917
       5,000,000       B+/B1         Invista, 9.25%, 5/1/12 (144A)                             5,500,000
       4,500,000       BBB-/Ba1      Methanex Corp., 8.75%, 8/15/12                            5,197,500
       7,100,000       B-/Caa1       OM Group, Inc., 9.25%, 12/15/11                           7,313,000
         400,000       CCC+/B3       Resolution Performance Products LLC, 9.5%,
                                     4/15/10                                                     426,000

   The accompanying notes are an integral part of these financial statements.
                                                                               9

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05                                    (continued)
--------------------------------------------------------------------------------

Principal              S&P/Moody's
Amount                 Ratings
USD ($)                (unaudited)                                                                     Value
                                     Chemicals (continued)
       5,750,000(d)    CCC/Caa2      Resolution Performance Products LLC, 13.5%,
                                     11/15/10                                                  $   6,210,000
EURO   4,970,000       CCC+/Caa1     Rhodia SA, 9.25%, 6/1/11                                      6,265,466
                                                                                               -------------
                                                                                               $  65,811,466
                                                                                               -------------
                                     Construction Materials - 1.6%
       6,000,000       BB-/B1        Texas Industries, Inc., 10.25%, 6/15/11                   $   6,795,000
                                                                                               -------------
                                     Containers & Packaging - 4.0%
       3,000,000       B-/B2         Anchor Glass Container Corp., 11.0%, 2/15/13              $   2,707,500
       2,000,000       B+/B1         Crown Euro Holdings SA, 9.5%, 3/1/11                          2,195,000
EURO   1,950,000       B+/NR         Crown Euro Holdings SA, 10.25%, 3/1/11                        2,851,099
         800,000       CCC+/Caa2     Graham Packaging Co., Inc., 9.875%, 10/15/14 (144A)             800,000
       4,020,000       BB-/B1        Greif Bros. Corp., 8.875%, 8/1/12                             4,341,600
       4,650,000       B/B2          Vitro Envases, 10.75%, 7/23/11 (144A)                         4,743,000
                                                                                               -------------
                                                                                               $  17,638,199
                                                                                               -------------
                                     Metals & Mining - 3.6%
       2,900,000       BB-/B1        CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)            $   2,987,000
       2,800,000       BB-/B1        CSN Islands IX Corp., 10.0%, 1/15/15 (144A)                   2,884,000
       2,875,000       B-/B3         Edgen Acquisition Corp., 9.875%, 2/1/11 (144A)                2,882,188
       5,035,000       B+/B1         Freeport-McMoRan Copper & Gold, Inc., 10.125%,
                                     2/1/10                                                        5,588,850
       1,440,000       B-/B3         IMCO Recycling Escrow, 9.0%, 11/15/14 (144A)                  1,512,000
                                                                                               -------------
                                                                                               $  15,854,038
                                                                                               -------------
                                     Paper & Forest Products - 1.0%
       4,500,000       B/Caa1        Mercer International, Inc., 9.25%, 2/15/13                $   4,252,500
                                                                                               -------------
                                     Total Materials                                           $ 110,351,203
                                                                                               -------------
                                     Industrials - 29.7%
                                     Aerospace & Defense - 1.1%
       4,675,000       B/B2          Hawk Corp., 8.75%, 11/1/14                                $   4,791,875
                                                                                               -------------
                                     Airlines - 4.2%
         401,841       CCC+/Caa2     American Airlines, Inc., 8.97%, 3/29/08                   $     337,743
       1,100,000       NR/B3         American Airlines, Inc., 10.38%, 3/4/06                       1,031,250
       2,065,000(d)    CCC/Caa2      AMR Corp., 9.0%, 8/1/12                                       1,559,075
       2,440,000       CCC/Caa2      AMR Corp., 9.8%, 10/1/21                                      1,598,200
       3,200,000       CCC/Caa2      AMR Corp., 10.2%, 3/15/20                                     2,096,000
       6,000,000       B/B3          Continental Airlines, Inc., Series D, 7.568%, 12/1/06         4,776,642
       5,610,000       CCC+/Caa1     Northwest Airlines, Inc., 8.7%, 3/15/07                       4,067,250
       3,875,000(d)    CCC+/Caa1     Northwest Airlines, Inc., 9.875%, 3/15/07                     2,886,875
                                                                                               -------------
                                                                                               $  18,353,035
                                                                                               -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal                S&P/Moody's
Amount                   Ratings
USD ($)                  (unaudited)                                                                   Value
                                       Building Products - 0.8%
         3,160,000       B-/B3         Builders FirstSource, Inc., 7.02438%, 2/15/12
                                        (144A)                                                 $   3,112,600
           500,000       B-/B3         U.S. Concrete, Inc., 8.375%, 4/1/14                           497,500
                                                                                               -------------
                                                                                               $   3,610,100
                                                                                               -------------
                                       Commercial Services & Supplies - 9.0%
         3,500,000       B-/Caa1       Allied Security Escrow, 11.375%, 7/15/11                $   3,587,500
         1,850,000       B/B2          Brickman Group, Ltd., Series B, 11.75%,
                                       12/15/09                                                    2,090,500
         6,275,000       B/B3          Clean Harbors, Inc., 11.25%, 7/15/12 (144A)                 6,996,625
         3,250,000       B-/B3         Cornell Companies, Inc., 10.75%, 7/1/12                     3,363,750
         5,020,000       B-/Caa1       Hydrochem Industrial Services, Inc., 9.25%,
                                       2/15/13 (144A)                                              4,919,600
         2,700,000       B-/B3         Knowledge Learning Corp., Inc., 7.75%, 2/1/15
                                        (144A)                                                     2,605,500
         4,820,000       CCC+/Caa1     Park-Ohio Industries, Inc., 8.375%, 11/15/14 (144A)         4,651,300
         5,650,000(d)    B+/B2         United Rentals North America, Inc., 7.75%,
                                       11/15/13                                                    5,480,500
         5,800,000       CCC/Ca        Waste Services, Inc., 9.5%, 4/15/14 (144A)                  5,858,000
                                                                                               -------------
                                                                                               $  39,553,275
                                                                                               -------------
                                       Construction & Engineering - 3.5%
NOK  27,300,000(a)       NR/NR         Kvaerner ASA, 0.0%, 10/30/11                            $   3,674,933
         8,897,000(a)    NR/NR         Kvaerner ASA, 0.0%, 10/30/11                                7,562,450
         3,890,000(d)    B+/Ba3        Shaw Group, Inc., 10.75%, 3/15/10                           4,220,650
                                                                                               -------------
                                                                                               $  15,458,033
                                                                                               -------------
                                       Electrical Equipment - 1.3%
         5,790,000       CCC+/B3       Altra Industrial Motion, 9.0%, 12/1/11 (144A)           $   5,732,100
                                                                                               -------------
                                       Machinery - 1.6%
         3,300,000       B-/B3         American Rock Salt Co., LLC, 9.5%, 3/15/14              $   3,399,000
         1,980,000       B/B3          Hines Nurseries, Inc., 10.25%, 10/1/11                      2,138,400
         1,217,000       B/B2          Manitowac Co., Inc., 10.5%, 8/1/12                          1,381,295
                                                                                               -------------
                                                                                               $   6,918,695
                                                                                               -------------
                                       Marine - 4.8%
         5,000,000(d)    BB+/Ba3       CP Ships, Ltd., 10.375%, 7/15/12                        $   5,712,500
         6,000,000(a)    CCC+/Caa2     H-Lines Finance Holding, 0.0%, 4/1/13 (144A)                4,680,000
         1,300,000       CCC+/B3       Horizon Lines LLC, 9.0%, 11/1/12 (144A)                     1,384,500
         7,350,000       B/B1          Ship Finance International, Ltd., 8.5%, 12/15/13            7,276,500
         2,000,000       BB-/Ba3       Stena AB, 7.0%, 12/1/16                                     1,850,000
                                                                                               -------------
                                                                                               $  20,903,500
                                                                                               -------------

   The accompanying notes are an integral part of these financial statements.
                                                                              11

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05                                    (continued)
--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                                 Value
                                   Road & Rail - 3.3%
       4,525,000     CCC+/B3       Atlantic Express Transportation, 12.25%, 4/15/08
                                    (144A)                                               $   4,304,406
         400,000     B/B2          Grupo Transportacion Ferroviaria Mexicana,
                                    SA de CV, 10.25%, 6/15/07                                  424,000
       2,550,000     B/B2          Grupo Transportacion Ferroviaria Mexicana,
                                    SA de CV, 11.75%, 6/15/09                                2,550,000
       2,900,000     B-/B2         Progress Rail/Metal, 7.75%, 4/1/12 (144A)                 2,900,000
       3,925,000     B-/B3         Trailer Bridge, Inc., 9.25%, 11/15/11 (144A)              4,047,656
                                                                                         -------------
                                                                                         $  14,226,062
                                                                                         -------------
                                   Transportation - 0.1%
         535,000     B-/Caa1       K&F Acquisition, Inc., 7.75%, 11/15/14 (144A)         $     518,950
                                                                                         -------------
                                   Total Industrials                                     $ 130,065,625
                                                                                         -------------
                                   Consumer Discretionary - 11.4%
                                   Automobiles & Components - 2.6%
       1,900,000     B/B3          Cooper Standard Auto, 8.375%, 12/15/14 (144A)         $   1,543,750
       5,475,000     B-/Caa1       Stanadyne Corp., 10.0%, 8/15/14                           5,639,250
       1,530,000     B-/B3         Tenneco Automotive, Inc., 8.625%, 11/15/14
                                    (144A)                                                   1,487,925
       2,600,000     B-/B3         UGS Corp., 10.0%, 6/1/12 (144A)                           2,873,000
                                                                                         -------------
                                                                                         $  11,543,925
                                                                                         -------------
                                   Hotels, Restaurants & Leisure - 2.3%
       1,600,000     BB-/Ba3       Grupo Posadas SA, 8.75%, 10/4/11 (144A)               $   1,704,000
       2,990,000     CCC+/B2       MeriStar Hospitality Operating Partnership, L.P.,
                                    10.5%, 6/15/09                                           3,199,300
       1,500,000     B-/Caa1       Pinnacle Entertainment, Inc., 8.25%, 3/15/12              1,500,000
       2,500,000     CCC+/Caa1     True Temper Sports, Inc., 8.375%, 9/15/11                 2,325,000
       1,225,000     B+/B1         Turning Stone Casino Resort Enterprise, 9.125%,
                                    12/15/10 (144A)                                          1,272,469
                                                                                         -------------
                                                                                         $  10,000,769
                                                                                         -------------
                                   Household Durables - 0.1%
         500,000     B+/Ba3        WCI Communities, Inc., 6.625%, 3/15/15 (144A)         $     475,000
                                                                                         -------------
                                   Media - 3.3%
EURO   3,750,000     B-/B2         Kabel Deutschland Gmbh, 10.75%, 7/1/14
                                    (144A)                                               $   5,641,278
       3,000,000     B-/B3         LodgeNet Entertainment Corp., 9.5%, 6/15/13               3,270,000
       5,085,000     B/B1          Sheridan Acquisition Corp., 10.25%, 8/15/11               5,402,813
                                                                                         -------------
                                                                                         $  14,314,091
                                                                                         -------------

   The accompanying notes are an integral part of these financial statements.
12

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal             S&P/Moody's
Amount                Ratings
USD ($)               (unaudited)                                                              Value
                                    Multiline Retail - 0.8%
      3,800,000       BB+/Ba2       J.C. Penney Co., Inc., 8.125%, 4/1/27               $  3,686,000
                                                                                        ------------
                                    Specialty Retail - 1.7%
      3,840,000       B/B3          Asbury Automotive Group, Inc., 9.0%, 6/15/12        $  3,916,800
      3,720,000       B/B3          Pep Boys-Manny, Moe & Jack 7.5%, 12/15/14              3,571,200
                                                                                        ------------
                                                                                        $  7,488,000
                                                                                        ------------
                                    Textiles - 0.6%
      3,700,000(a)    B-/Caa2       Jostens Holding Corp., 0.0%, 12/1/13                $  2,701,000
                                                                                        ------------
                                    Total Consumer Discretionary                        $ 50,208,785
                                                                                        ------------
                                    Consumer Staples - 7.0%
                                    Beverages - 1.6%
      5,885,000       BBB/Baa3      Cia Brasileira de Bebida, 10.5%, 12/15/11           $  7,120,850
                                                                                        ------------
                                    Food Products - 2.2%
      9,000,000       B-/B3         Burns, Philip Capital Property, Ltd., 9.75%,
                                     7/15/12                                            $  9,810,000
                                                                                        ------------
                                    Food & Staples Retailing - 3.2%
      5,750,000       CCC+/Caa2     Doane Pet Care Co., 9.75%, 5/15/07                  $  5,635,000
        550,000       B-/B2         Duane Reade, Inc., 7.01% 12/15/10 (144A)                 555,500
      4,700,000       CCC/Caa1      Duane Reade, Inc., 9.75%, 8/1/11                       4,136,000
      3,380,000       B+/B2         Wornick Co., 10.875%, 7/15/11                          3,532,100
                                                                                        ------------
                                                                                        $ 13,858,600
                                                                                        ------------
                                    Total Consumer Staples                              $ 30,789,450
                                                                                        ------------
                                    Health Care - 6.4%
                                    Health Care Equipment & Supplies - 1.1%
      4,950,000(d)    CCC+/B3       Hanger Orthopedic Group, Inc., 10.375%, 2/15/09     $  4,912,875
                                                                                        ------------
                                    Health Care Providers & Services - 4.2%
      2,160,000       B-/Caa1       AMR HoldCo/Emcare HoldCo, 10.0%, 2/15/15
                                     (144A)                                             $  2,246,400
      5,485,000       B-/B3         Ardent Health Services, 10.0%, 8/15/13                 6,499,725
      1,500,000       B/B1          National Nephrology Associates, Inc., 9.0%,
                                     11/1/11 (144A)                                        1,663,125
      2,000,000       CCC+/B3       NDCHealth Corp., 10.5%, 12/1/12                        2,055,000
      2,335,000       BBB-/Ba3      PacifiCare Health Systems, Inc., 10.75%, 6/1/09        2,580,175
      3,355,000       CCC+/Caa1     Rural/Metro Corp., 9.875%, 3/15/15 (144A)              3,447,263
                                                                                        ------------
                                                                                        $ 18,491,688
                                                                                        ------------
                                    Pharmaceuticals - 1.1%
      4,900,000       CCC+/Caa1     Warner Chilcott Corp., 8.75%, 2/1/15 (144A)         $  4,924,500
                                                                                        ------------
                                    Total Health Care                                   $ 28,329,063
                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.
                                                                              13

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05                                    (continued)
--------------------------------------------------------------------------------

Principal              S&P/Moody's
Amount                 Ratings
USD ($)                (unaudited)                                                            Value
                                     Financials - 11.6%
                                     Capital Markets - 1.2%
       4,950,000       B/B3          Refco Finance Holdings, 9.0%, 8/1/12 (144A)       $  5,247,000
                                                                                       ------------
                                     Diversified Financials - 6.3%
       5,587,000(a)    CCC+/Caa1     Alamosa Delaware, Inc., 0.0%, 7/31/09             $  6,075,862
       6,135,000       B/B3          Dollar Financial Group, 9.75%, 11/15/11              6,533,775
       7,950,000       BBB-/Baa3     GATX Financial Corp., 8.875%, 6/1/09                 8,975,073
EURO   2,000,000       B-/B3         MDP Acquisitions Plc, 10.125%, 10/1/12               2,872,219
EURO   2,500,000       CCC+/Caa1     Ray Acquisition SCA, 9.375%, 3/16/15 (144A)          3,041,985
                                                                                       ------------
                                                                                       $ 27,498,914
                                                                                       ------------
                                     Insurance - 4.1%
       5,300,000       BB/Ba1        Allmerica Financial Corp., 7.625%, 10/15/25       $  5,678,261
       3,380,000       BBB-/NR       Kingsway America, Inc., 7.5%, 2/1/14                 3,467,018
       4,000,000       BBB-/Baa3     Odyssey Re Holdings Corp., 7.65%, 11/1/13            4,339,416
       4,535,000       B+/B2         Presidential Life Corp., 7.875%, 2/15/09             4,535,000
                                                                                       ------------
                                                                                       $ 18,019,695
                                                                                       ------------
                                     Total Financials                                  $ 50,765,609
                                                                                       ------------
                                     Information Technology - 4.7%
                                     Communications Equipment - 0.7%
       2,900,000(d)    B/B2          Lucent Technologies, Inc., 7.25%, 7/15/06         $  2,965,250
                                                                                       ------------
                                     Electronic Equipment & Instruments - 1.3%
         215,000       B/B2          General Cable Corp., 9.5%, 11/15/10               $    236,500
       1,130,000       B/B1          Sanmina-SCI Corp., 6.75%, 3/1/13 (144A)              1,059,375
       4,000,000       BB-/Ba2       Sanmina-SCI Corp., 10.375%, 1/15/10                  4,480,000
                                                                                       ------------
                                                                                       $  5,775,875
                                                                                       ------------
                                     Office Electronics - 2.7%
      11,830,000       B-/Ba3        Xerox Capital Trust I, 8.0%, 2/1/27               $ 11,830,000
                                                                                       ------------
                                     Total Information Technology                      $ 20,571,125
                                                                                       ------------
                                     Telecommunication Services - 11.6%
                                     Diversified Telecommunication Services - 2.5%
       5,600,000       CCC+/Caa1     Eschelon Operating Co., 8.375%, 3/15/10           $  4,872,000
       4,025,000       B+/B2         GCI, Inc., 7.25%, 2/15/14                            3,904,250
EURO   1,590,000       B-/B3         NTL Cable Plc, 8.75%, 4/15/14 (144A)                 2,205,922
                                                                                       ------------
                                                                                       $ 10,982,172
                                                                                       ------------
                                     Wireless Telecommunications Services - 9.1%
       1,100,000       B-/B2         Airgate PCS, Inc., 6.41%, 10/15/11 (144A)         $  1,122,000
       3,900,000       CCC/B3        Horizon PCS, Inc., 11.375%, 7/15/12 (144A)           4,426,500
       2,200,000(a)    CCC+/Caa1     Inmarsat Finance II Plc, 0.0%, 11/15/12              1,551,000

   The accompanying notes are an integral part of these financial statements.
14

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal           S&P/Moody's
Amount              Ratings
USD ($)             (unaudited)                                                                 Value
                                  Wireless Telecommunications Services (continued)
      600,000(a)    CCC-/Caa2     IWO Escrow Co., 0.0%, 1/15/15 (144A)                  $     384,000
    2,875,000       CCC+/B3       IWO Escrow Co., 6.32%, 1/15/12 (144A)                     2,932,500
    6,855,000       CCC/B3        MetroPCS, Inc., 10.75%, 10/1/11                           6,992,100
    5,150,000       B-/B3         Mobifon Holdings BV, 12.5%, 7/31/10                       6,289,438
    3,230,000       BB-/Ba3       Mobile Telesystems, 9.75%, 1/30/08 (144A)                 3,439,950
    3,000,000(d)    CCC/Caa2      Rural Cellular Corp., 9.75%, 1/15/10                      2,745,000
    3,250,000       NR/Baa3       Tele Norte Leste Participacoes S.A., 8.0%,
                                   12/18/13                                                 3,233,750
    6,025,000       CCC/Caa1      UbiquiTel Operating Co., 9.875%, 3/1/11                   6,642,563
                                                                                        -------------
                                                                                        $  39,758,801
                                                                                        -------------
                                  Total Telecommunication Services                      $  50,740,973
                                                                                        -------------
                                  Utilities - 2.5%
                                  Electric Utilities - 2.0%
    1,912,500       BBB-/Baa3     Empresa Electrica Guacolda SA, 8.625%, 4/30/13
                                   (144A)                                               $   2,102,595
    6,582,236       NR/NR         Ormat Funding Corp., 8.25%, 12/30/20                      6,615,147
                                                                                        -------------
                                                                                        $   8,717,742
                                                                                        -------------
                                  Multi-Utilities - 0.5%
    2,300,000       B+/B1         Reliant Energy, Inc., 6.75%, 12/15/14                 $   2,144,750
                                                                                        -------------
                                  Total Utilities                                       $  10,862,492
                                                                                        -------------
                                  TOTAL CORPORATE BONDS & NOTES
                                  (Cost $485,687,880)                                   $ 522,970,190
                                                                                        -------------
                                  CONVERTIBLE BONDS & NOTES - 1.5% of Net Assets
                                  Health Care - 0.6%
                                  Pharmaceuticals - 0.6%
    2,500,000       NR/NR         IVAX Corp., 1.875%, 12/15/24 (144A)                   $   2,812,500
                                                                                        -------------
                                  Total Health Care                                     $   2,812,500
                                                                                        -------------
                                  Information Technology - 0.9%
                                  Electronic Equipment & Instruments - 0.9%
    4,000,000       B/B1          SCI Systems, Inc., 3.0%, 3/15/07                      $   3,855,000
                                                                                        -------------
                                  Total Information Technology                          $   3,855,000
                                                                                        -------------
                                  TOTAL CONVERTIBLE BONDS & NOTES
                                  (Cost $6,001,443)                                     $   6,667,500
                                                                                        -------------
                                  MUNICIPAL BONDS - 8.5% of Net Assets
                                  Florida - 1.2%
    4,800,000       NR/NR         Capital Tribal Agency Rev., Seminole Tribe, 10.0%,
                                   10/1/33                                              $   5,395,968
                                                                                        -------------

   The accompanying notes are an integral part of these financial statements.
                                                                              15

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05                                    (continued)
--------------------------------------------------------------------------------

Principal             S&P/Moody's
Amount                Ratings
USD ($)               (unaudited)                                                                   Value
                                    Indiana - 3.0%
         1,650,000    BB+/Ba3       East Chicago Industrial Pollution Ctl. Rev., 7.0%,
                                     1/1/14                                                 $   1,740,750
         3,000,000    BB+/Ba3       East Chicago Industrial Pollution Ctl. Rev., 7.125%,
                                     6/1/07                                                     3,191,850
         3,665,000    BB+/Ba3       Indiana Dev. Fin. Auth. Pollution Ctl. Rev., 7.25%,
                                     11/1/11                                                    3,887,099
         4,250,000    BB+/Ba3       Indiana Dev. Fin. Auth. Rev., 5.75%, 10/1/11                4,470,745
                                                                                            -------------
                                                                                            $  13,290,444
                                                                                            -------------
                                    Michigan - 0.6%
         3,000,000    NR/NR         Wayne Charter County, Spl. Arpt. Facs. Rev.,
                                     6.75%, 12/1/15                                         $   2,614,950
                                                                                            -------------
                                    New Jersey - 1.9%
         4,525,000    B/Caa2        New Jersey Economic Dev. Auth. Rev., 7.0%,
                                     11/15/30                                               $   3,899,645
         4,000,000    BBB/Baa3      Tobacco Settlement Financing Corp., 7.0%,
                                     6/1/41                                                     4,284,160
                                                                                            -------------
                                                                                            $   8,183,805
                                                                                            -------------
                                    New York - 0.9%
         3,475,000    BB-/Ba2       New York City Ind. Dev. Agcy., British Airways Plc
                                     Proj., 7.625%, 12/1/32                                 $   3,636,344
                                                                                            -------------
                                    North Carolina - 0.9%
         4,800,000    NR/NR         Charlotte, Spl. Facs. Rev., Charlotte/Douglas Int'l
                                     Airport, 5.60%, 7/1/27                                 $   2,490,000
         2,000,000    NR/NR         Charlotte, Spl. Facs. Rev., Charlotte/Douglas Int'l
                                     Airport, 7.75%, 2/1/28                                     1,400,000
                                                                                            -------------
                                                                                            $   3,890,000
                                                                                            -------------
                                    TOTAL MUNICIPAL BONDS
                                    (Cost $30,560,368)                                      $  37,011,511
                                                                                            -------------
                                    SOVEREIGN DEBT OBLIGATIONS - 2.0% of Net Assets
                                    Brazil - 0.8%
ITL  4,800,000,000    BB-/Ba1       Banco Nacional de Desenvolimento Bndes, 8.0%,
                                     4/28/10                                                $   3,274,178
                                                                                            -------------
                                    Ecuador - 0.7%
         3,515,000    BB-/Caa1      Federal Republic of Ecuador, 8.0%, 8/15/30 (144A)       $   3,163,500
                                                                                            -------------
                                    Russia - 0.5%
         2,320,000    BBB-/Baa3     Russian Federation, 5.0%, 3/31/30                       $   2,383,800
                                                                                            -------------
                                    TOTAL SOVEREIGN DEBT OBLIGATIONS
                                    (Cost $5,950,277)                                       $   8,821,478
                                                                                            -------------

   The accompanying notes are an integral part of these financial statements.
16

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               S&P/Moody's
               Ratings
Shares         (unaudited)                                                         Value
                             TEMPORARY CASH INVESTMENTS - 5.3% of Net Assets
                             Security Lending Collateral - 5.3%
23,215,401                   Securities Lending Investment Fund, 2.74%     $  23,215,401
                                                                           -------------
                             TOTAL TEMPORARY CASH INVESTMENTS
                             (Cost $23,215,401)                            $  23,215,401
                                                                           -------------
                             TOTAL INVESTMENTS IN SECURITIES - 137.7%
                             (Cost $556,275,369) (b)(c)                    $ 603,478,519
                                                                           -------------
                             OTHER ASSETS AND LIABILITIES - (3.2)%         $ (14,159,295)
                                                                           -------------
                             PREFERRED SHARES AT REDEMPTION VALUE,
                             INCLUDING DIVIDENDS PAYABLE - (34.5)%         $(151,015,820)
                                                                           -------------
                             NET ASSETS APPLICABLE TO COMMON
                             SHAREOWNERS - 100.0%                          $ 438,303,404
                                                                           =============

NR     Security not rated by S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2005, the value of these securities amounted to $154,844,788 or 35.3% of total net assets applicable to common shareowners.

(a) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $556,633,123 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an excess of
       value over tax cost                                                                  $ 52,999,492
       Aggregate gross unrealized loss for all investments in which there is an excess of
       tax cost over value                                                                    (6,154,096)
                                                                                            ------------
       Net unrealized gain                                                                  $ 46,845,396
                                                                                            ============
       For financial reporting purposes net unrealized gain was $47,203,150 cost of investments aggregated $556,275,369.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05                                    (continued)
--------------------------------------------------------------------------------

 (c)      Distribution of investments by country of issue, as a percentage of total holdings, is as follows:
          United States                                                                        78.2%
          Canada                                                                                3.6
          Norway                                                                                3.1
          Brazil                                                                                2.7
          France                                                                                2.4
          Australia                                                                             1.6
          Mexico                                                                                1.6
          Romania                                                                               1.0
          Turkey                                                                                1.0
          Russia                                                                                1.0
          Germany                                                                               0.9
          Great Britain                                                                         0.6
          Netherlands                                                                           0.6
          Ecuador                                                                               0.5
          Ireland                                                                               0.5
          Chile                                                                                 0.4
          Sweden                                                                                0.3
                                                                                              -----
                                                                                              100.0%
                                                                                              =====
 (d)      At March 31, 2005, the following securities were out on loan:

      Principal
         Amount      Description                                              Market Value
------------------------------------------------------------------------------------------
     $1,961,750      AMR Corp., 9.0%, 8/1/12                                  $ 1,481,121
        983,000      CP Ships, Ltd., 10.375%, 7/15/12                           1,123,077
      4,702,250      Hanger Orthopedic Group, Inc., 10.375%, 2/15/09            4,666,983
      2,755,000      Lucent Technologies, Inc., 7.25%, 7/15/06                  2,816,988
      3,681,250      Northwest Airlines, Inc., 9.875%, 3/15/07                  2,742,531
        950,000      Resolution Performance Products LLC, 13.5%, 11/15/10       1,026,000
      2,375,000      Rural Cellular Corp., 9.75%, 1/15/10                       2,173,125
      3,695,500      Shaw Group, Inc., 10.75%, 3/15/10                          4,009,618
      2,395,000      United Rentals North America, Inc., 7.75%, 11/15/13        2,323,150
                                                                              -----------
                                                                              $22,362,593
                                                                              ===========

Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.
EURO  Euro
ITL   Italian Lira
NOK   Norwegian Krone

Purchases and sales of securities (excluding temporary cash investments) for the year ended March 31, 2005, aggregated $307,663,168 and $310,828,354, respectively.

   The accompanying notes are an integral part of these financial statements.
18

Pioneer High Income Trust
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (including securities loaned
   of $22,362,593) (cost $556,275,369)                                $603,478,519
  Receivables -
   Investment securities sold                                            4,683,031
   Interest and foreign tax reclaim                                     12,310,636
   Forward foreign currency portfolio hedge contract - net                  48,185
  Prepaid expenses and other assets                                         74,081
                                                                      ------------
     Total assets                                                     $620,594,452
                                                                      ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                    $  3,290,102
   Upon return of securities loaned                                     23,215,401
   Due to custodian - foreign currencies, at value
     (cost $2,839,035)                                                   2,845,602
   Due to custodian                                                      1,487,308
  Due to affiliate                                                         304,713
  Accrued expenses                                                         132,102
                                                                      ------------
     Total liabilities                                                $ 31,275,228
                                                                      ------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 6,040
   shares, including dividends payable of $15,820                     $151,015,820
                                                                      ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                     $381,698,634
  Undistributed net investment income                                    2,683,678
  Accumulated net realized gain on investments                           6,668,417
  Net unrealized gain on investments                                    47,203,150
  Net unrealized gain on forward foreign currency contracts and
   other assets and liabilities denominated in foreign currencies           49,525
                                                                      ------------
     Net assets applicable to common shareowners                      $438,303,404
                                                                      ============
NET ASSET VALUE PER SHARE:
  No par value (unlimited number of shares authorized)
   Based on $438,303,404/26,823,948 common shares                     $      16.34
                                                                      ============

   The accompanying notes are an integral part of these financial statements.
                                                                              19

Pioneer High Income Trust
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 3/31/05

INVESTMENT INCOME:
  Interest                                                 $54,295,775
  Dividends                                                     12,014
  Income from securities loaned, net                           183,924
                                                           -----------
     Total investment income                                                  $54,491,713
                                                                              -----------
EXPENSES:
  Management fees                                          $ 3,501,075
  Transfer agent fees and expenses                              64,851
  Administrative reimbursements                                 80,510
  Auction agent fees                                           405,012
  Custodian fees                                                90,501
  Registration fees                                             23,967
  Professional fees                                             72,759
  Printing expense                                              28,695
  Trustees' fees                                                14,635
  Miscellaneous                                                 59,611
                                                           -----------
     Total expenses                                                           $ 4,341,616
                                                                              -----------
       Net investment income                                                  $50,150,097
                                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                             $12,577,507
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies      (1,324,740)       $11,252,767
                                                           -----------        -----------
  Change in net unrealized gain (loss) on:
   Investments                                             $(6,548,333)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies        (431,404)       $(6,979,737)
                                                           -----------        -----------
   Net gain on investments and foreign
     currency transactions                                                    $ 4,273,030
                                                                              -----------
DIVIDENDS AND DISTRIBUTIONS TO PREFERRED
SHAREOWNERS FROM:
  Net investment income                                    $(2,727,375)
  Net realized gains                                           (79,055)
                                                           -----------
     Total distributions                                                      $(2,806,430)
                                                                              -----------
       Net increase in net assets applicable to common
         shareowners resulting from operations                                $51,616,697
                                                                              ===========

   The accompanying notes are an integral part of these financial statements.
20

Pioneer High Income Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 3/31/05 and 3/31/04

                                                               Year Ended         Year Ended
                                                                3/31/05             3/31/04
FROM OPERATIONS:
  Net investment income                                     $ 50,150,097        $ 47,304,411
  Net realized gain on investments and foreign
   currency transactions                                      11,252,767          20,354,640
  Net unrealized gain (loss) on investments and
   foreign currency transactions                              (6,979,737)         52,659,636
  Dividends and distributions to preferred
   shareowners from:
   Net investment income                                      (2,727,375)         (1,565,017)
   Net realized gains                                            (79,055)                  -
                                                            ------------        ------------
   Net increase in net assets applicable to common
     shareowners resulting from operations                  $ 51,616,697        $118,753,670
                                                            ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREOWNERS FROM:
  Net investment income ($1.65 and $1.65 per share,
   respectively)                                            $(44,211,566)       $(44,088,258)
  Net realized capital gains ($0.13 and $0.00 per
   share, respectively)                                       (3,558,745)                  -
                                                            ------------        ------------
     Total distributions to common shareowners              $(47,770,311)       $(44,088,258)
                                                            ------------        ------------
FROM TRUST SHARE TRANSACTIONS:
  Reinvestment of distributions                             $    900,543        $  1,434,661
  Preferred share offering costs charged to
   paid-in capital                                                     -            (666,972)
                                                            ------------        ------------
   Net increase in net assets applicable to
     common shareowners resulting from Trust
     share transactions                                     $    900,543        $    767,689
                                                            ------------        ------------
   Net increase in net assets applicable to
     common shareowners                                     $  4,746,929        $ 75,433,101
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Beginning of year                                          433,556,475         358,123,374
                                                            ------------        ------------
  End of year (including undistributed (distributions in
   excess of) net investment income of $2,683,678
   and $(585,108), respectively)                            $438,303,404        $433,556,475
                                                            ============        ============

   The accompanying notes are an integral part of these financial statements.
                                                                              21

Pioneer High Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            Year            Year          4/25/02(b)
                                                                            Ended           Ended            to
                                                                           3/31/05         3/31/04         3/31/03
Per Common Share Operating Performance
Net asset value, beginning of period                                     $  16.20         $  13.43       $  14.33(c)
                                                                         --------         --------       --------
Increase (decrease) from investment operations:(a)
 Net investment income                                                   $   1.87         $   1.77       $   1.41
 Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                             0.15             2.73          (0.81)
 Dividends and distributions to preferred shareowners:
   Net investment income                                                    (0.10)           (0.06)         (0.04)
   Net realized gains                                                           -(d)             -              -
                                                                         --------        ---------       --------
 Net increase from investment operations                                 $   1.92         $   4.44       $   0.56
 Dividends and distributions to common shareowners:
   Net investment income                                                    (1.65)           (1.65)         (1.38)
   Net realized gains                                                       (0.13)               -              -
Changes in (estimated) offering costs charged to paid-in capital with respect to issuance of:
 Common shares                                                                  -                -          (0.03)
 Preferred shares                                                               -            (0.02)         (0.05)
                                                                         --------         --------       --------
Net increase (decrease) in net asset value                               $   0.14             2.77       $  (0.90)
                                                                         --------         --------       --------
Net asset value, end of period(e)                                        $  16.34         $  16.20       $  13.43
                                                                         --------         --------       --------
Market value, end of period(e)                                           $  15.12         $  16.57       $  14.49
                                                                         ========         ========       ========
Total return(f)                                                              1.97%           27.33%          7.29%
Ratios to average net assets of common shareowners
 Net expenses(g)                                                             1.00%            0.96%          0.87%(h)
 Net investment income before preferred share dividends(g)                  11.60%           11.64%         11.62%(h)
 Preferred share dividends                                                   0.63%            0.39%          0.37%(h)
 Net investment income available to common shareowners                      10.97%           11.25%         11.25%(h)
Portfolio turnover                                                             54%              66%            49%
Net assets of common shareowners, end of period (in thousands)           $438,303         $433,556       $358,123
Preferred shares outstanding (in thousands)                              $151,000         $151,000       $101,000
Asset coverage per preferred share, end of period                        $ 97,569         $ 96,781       $113,647
Average market value per preferred share                                 $ 25,000         $ 25,000       $ 25,000
Liquidation value, including dividends payable, per preferred share      $ 25,003         $ 25,000       $ 25,003
Ratios to average net assets of common shareowners before
 reimbursement of organization expenses
 Net expenses(g)                                                             1.00%            0.96%          0.88%(h)
 Net investment income before preferred share dividends(g)                  11.60%           11.64%         11.61%(h)
 Preferred share dividends                                                   0.63%            0.39%          0.37%(h)
 Net investment income available to common shareowners                      10.97%           11.25%         11.24%(h)

(a) The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b) Trust shares were first publicly offered on April 26, 2002.
(c) Net asset value immediately after the closing of the first public offering was $14.30.
(d) Amount is less than $0.01 per common share.
(e) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
(f) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns less than a full period are not annualized. Past performance is not a guarantee of future results.
(g) Ratios do not reflect the effect of dividend payments to preferred shareowners.
(h) Annualized.

The information above represents the audited operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shareowners and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.

   The accompanying notes are an integral part of these financial statements.
22

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Income Trust (the "Trust") was organized as a Delaware statutory trust on January 30, 2002. Prior to commencing operations on April 25, 2002, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Trust invests in below investment grade (high-yield) debt securities and preferred stocks. These high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Equity securities are valued at the last sales price on the principal exchanges where they are traded. Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05                              (continued)
--------------------------------------------------------------------------------

   close of the NYSE. The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. The Trust may also use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. As of March 31, 2005, the Trust had no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discount and premium on debt securities are accreted or amortized daily, respectively, on an effective yield to maturity basis and are included in interest income. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis.

   The Trust's investments in foreign markets or countries with limited developing markets may subject the Trust to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

   The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Trust enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Trust's financial statements. The Trust records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 4).

D. Federal Income Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment and foreign currency transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At March 31, 2005, the Trust reclassified $57,630 to increase undistributed net investment income and to decrease accumulated net realized gain on investments. The reclassification has no impact on the net asset value of the Trust and presents the Trust's capital accounts on a tax basis.

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05                              (continued)
--------------------------------------------------------------------------------

    The tax character of current year distributions paid to common and preferred shareowners during the years ended March 31, 2005 and March 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                        2005             2004
  Distributions paid from:
  Ordinary Income                                  $48,778,440      $45,653,275
  Net long-term capital gains                        1,798,301                -
                                                   -----------      -----------
   Total taxable distribution                      $50,576,741      $45,653,275
                                                   ===========      ===========
--------------------------------------------------------------------------------

   The following shows components of distributable earnings on a federal income tax basis at March 31, 2005.

--------------------------------------------------------------------------------
  Undistributed ordinary income                                    $ 7,839,430
  Long-term capital gain                                             5,722,883
  Dividend Payable                                                     (15,820)
  Unrealized appreciation                                           43,058,277
                                                                   -----------
   Total                                                           $56,604,770
                                                                   ===========
--------------------------------------------------------------------------------

   The difference between the unrealized appreciation on a book-basis of $47,252,675 shown on the Statement of Assets and Liabilities and tax-basis unrealized appreciation of $43,058,277 shown above is primarily attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains on certain foreign currency contracts, and the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. Pioneer Investment Management, Inc. ("PIM"), the Trust's investment adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

F. Securities Lending

   The Trust lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Trust's custodian acting as the lending agent. When entering into a loan, the Trust receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Trust also continues to receive interest or payments in lieu of dividends on the securities loaned. Unrealized gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the securities lending arrangement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

G. Automatic Dividend Reinvestment Plan

   All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time by notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05                              (continued)
--------------------------------------------------------------------------------

   estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes, which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of Unicredito Italiano S.p.A. ("Unicredito Italiano") manages the Trust's portfolio. Management fees are calculated weekly at the annual rate of 0.60% of the Trust's average weekly managed assets. "Managed assets" is the average weekly value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares. At March 31, 2005, $304,713 was payable to PIM related to management fees.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. For the year ended March 31, 2005, the Trust recorded $80,510 as "Administrative reimbursements" on the statement of operations.

PIM has retained Princeton Administrators, L.P., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, to provide certain administrative services to the Trust on its behalf. PIM pays Princeton Administrators, L.P., a monthly fee at an annual rate of 0.07% of the average weekly value of the Trust's managed assets, subject to a

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

minimum monthly fee of $10,000. Princeton Administrators, L.P. receives no compensation directly from the Trust.

3. Transfer Agents
Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with Mellon Investor Services LLC, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates which are paid by the Trust. Deutsche Bank Trust Company Americas is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Market Preferred Shares ("AMPS"). The Trust pays Deutsche Bank Trust Company Americas an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank Trust Company Americas, for providing such services.

4. Forward Foreign Currency Contracts
During the year ended March 31, 2005, the Trust had entered into contracts that obligate the Trust to deliver currencies at specified future dates. At the maturity of a contract, the Trust must make delivery of the foreign currency. Alternatively, prior to the settlement date of contracts, the Trust may close out such contracts by entering into an offsetting hedge contract.

Open portfolio hedges at March 31, 2005 were as follows:

--------------------------------------------------------------------------------
                 Net                                                      Net
              Contracts     In Exchange    Settlement                  Unrealized
Currency     to Deliver         For           Date          Value         Gain
--------     ----------         ---           ----          -----         ----
EURO         23,500,000      $30,606,400   4/26/05       $30,558,215     $48,185
--------------------------------------------------------------------------------

As of March 31, 2005, the Trust had no outstanding forward currency settlement hedges.

5. Trust Shares
There are an unlimited number of common shares of beneficial interest authorized. Of the 26,823,948 common shares of beneficial interest outstanding at March 31, 2005 PIM owned 6,981 shares.

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05                              (continued)
--------------------------------------------------------------------------------

Transactions in common shares of beneficial interest for the years ended March 31, 2005 and March 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                                           3/2005        3/2004
 Shares outstanding at beginning of year                26,768,347   26,674,075
 Reinvestment of distributions                              55,601       94,272
                                                        ----------   ----------
 Shares outstanding at end of year                      26,823,948   26,768,347
                                                        ==========   ==========
--------------------------------------------------------------------------------

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of March 31, 2005, there were 6,040 AMPS as follows: Series M7-2,020, Series W28-2,020 and Series TH7-2,000.

Dividends on Series M7 AMPS and Series TH7 AMPS are cumulative at a rate, which is reset every seven days based on the results of an auction. Dividends on Series W28 AMPS are also cumulative at a rate reset every 28 days based on the results of an auction. Dividend rates ranged from 1.03% to 2.95% during the year ended March 31, 2005.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and
(b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end management investment company or changes in its fundamental investment restrictions.

6. Subsequent Events
Subsequent to March 31, 2005, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.1375 per common share payable April 29, 2005, to shareowners of record on April 15, 2005.

For the period April 1, 2005 to April 30, 2005, dividends declared on preferred shares totaled $366,087 in aggregate for the three outstanding preferred share series.

ADDITIONAL INFORMATION (unaudited)
During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05                              (continued)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (unaudited)
The Pioneer High Income Trust paid a long-term capital gain distribution of $0.064136 per share to common shareholders of record on December 13, 2004.

Additionally, the following summarizes the long-term capital gain distributions paid to preferred shareholders during the year:

--------------------------------------------------------------------------------
                             Payable Date         Long-Term Capital Gain
--------------------------------------------------------------------------------
  Series M                    12/14/2004                $ 9.77
  Series M                    12/21/2004                $ 3.20
  Series W                    12/30/2004                $12.76
  Series TH                   12/10/2004                $10.21
  Series TH                   12/17/2004                $ 3.33
--------------------------------------------------------------------------------

Pioneer High Income Trust
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer High Income Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer High Income Trust (the "Trust") as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer High Income Trust at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
May 17, 2005

Pioneer High Income Trust
--------------------------------------------------------------------------------
RESULTS OF SHAREOWNER MEETING
--------------------------------------------------------------------------------

On November 10, 2004, Pioneer High Income Trust held its annual meeting of shareowners to elect Trustees. All Trustees were elected. Here are the detailed results of the votes.

Proposal 1 - To elect Class II Trustees.

--------------------------------------------------------------------------------
Nominee                                   Affirmative             Withheld
--------------------------------------------------------------------------------
John F. Cogan, Jr.                             3,473                    2
Dr. R.H. Egdahl                           20,753,573              229,554
Stephen K. West                           20,754,782              228,345
--------------------------------------------------------------------------------

Pioneer High Income Trust
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Board of Trustees and a majority of the Independent Trustees (collectively the "Trustees") voting separately annually approve the Trust's Management Contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Trust to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Trust and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Trust.

Throughout the year, the Independent Trustees regularly met in executive sessions separately from the Interested Trustees of the Trust and any officers of Pioneer Investment Management, Inc., the Trust's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Trust, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees whose members are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Trust or the Investment Adviser to the extent requested by the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Trust. Both in meetings specifically addressed to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Trust, a peer group of funds and two relevant indices, in each case selected by the Independent Trustees for this purpose, (ii) the general investment outlook in the markets in which the Trust invests, (iii) the procedures employed to determine the value of each of the Trust's assets, (iv) the Investment Adviser's management of the relationships with the Trust's unaffiliated service providers, (v) the record of compliance with the Trust's investment policies and restrictions and with the Trust's Code of Ethics and the structure and responsibilities of the

Pioneer High Income Trust
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

Investment Adviser's compliance department, (vi) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, (vii) the disclosures included in the Trust's reports to shareowners, and (viii) analyses of the benefits and costs of the use of leverage through the issuance of the Trust's preferred shares and the sensitivity of such analysis to changes in interest rates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one year and life of the Trust periods for the Trust and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Trust and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Trust, (7) administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties.

The following summarizes matters considered by the Trustees in connection with their renewal of the Trust's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a closed-end fund that is part of an established group of open and closed-end funds and which has a favorable reputation in the secondary market for closed-end funds. The Trustees also noted that the relationship of the market price relative to the Trust's net assets attributed to its common shares was comparable relative to other closed-end funds with similar investment approaches.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Trust's investment objective and regulatory requirements. The Trustees also reviewed the Trust's investment performance based on total return, as well as the Trust's performance compared to both the performance of a peer group and two relevant indices, in each case selected by the Independent Trustees for this purpose. The Trust's performance based on total return was in the third quintile of the peer group for the 12 months ended June 30, 2004 and was in the second quintile from inception through June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Trust's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Trust supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Trust and the Trust's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Trust invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Trust, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees

Pioneer High Income Trust
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

   also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Trust well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Trust's management fee for the 12 months ended June 30, 2004 was in the first quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Trust's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Trust's expense ratio for the 12 months ended June 30, 2004 was in the first quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Trust's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer funds, including details with respect to the Trust. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Trust. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Trust's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer funds, including the financial results derived from the Trust, bear a reasonable relationship to the services rendered and are fair for

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   the management of the Trust in light of the business risks involved.

G. Economies of Scale. The Trustees considered whether the Trust has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Since the Trust is a closed-end fund and its size is relatively stable and at the level of assets that was anticipated when the management fee was initially set, the Trustees concluded that economies of scale were not a relevant consideration.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Trust, other than under the Management Contract, for services provided by the Investment Adviser and affiliates. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Trust and the Pioneer funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Trust.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Trust is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer High Income Trust
--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

  U.S. Equity                               Pioneer Ibbotson Growth
  Pioneer Fund                               Allocation Fund
  Pioneer Balanced Fund                     Pioneer Ibbotson Aggressive
  Pioneer Cullen Value Fund                  Allocation Fund
  Pioneer Equity Income Fund
  Pioneer Equity Opportunity Fund           International/Global Equity
  Pioneer Growth Opportunities Fund         Pioneer Emerging Markets Fund
  Pioneer Growth Shares                     Pioneer Europe Select Fund
  Pioneer Mid Cap Growth Fund               Pioneer Europe Fund
  Pioneer Mid Cap Value Fund                Pioneer International Equity Fund
  Pioneer Oak Ridge Large Cap               Pioneer International Value Fund
   Growth Fund
  Pioneer Oak Ridge Small Cap               Fixed Income
   Growth Fund                              Pioneer America Income Trust
  Pioneer Papp America-Pacific              Pioneer Bond Fund
   Rim Fund                                 Pioneer California Tax Free
  Pioneer Papp Small and Mid Cap             Income Fund
   Growth Fund                              Pioneer Global High Yield Fund
  Pioneer Papp Stock Fund                   Pioneer High Yield Fund
  Pioneer Papp Strategic                    Pioneer Municipal Bond Fund
   Growth Fund                              Pioneer Short Term Income Fund
  Pioneer Real Estate Shares                Pioneer Strategic Income Fund
  Pioneer Research Fund                     Pioneer Tax Free Income Fund
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund                Money Market
  Pioneer Value Fund                        Pioneer Cash Reserves Fund*
                                            Pioneer Tax Free Money
  Asset Allocation                          Market Fund
  Pioneer Ibbotson Moderate
   Allocation Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer High Income Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Sub-Administrator
Princeton Administrators, L.P.


Trustees and Officers

The Trust's Board of Trustees provides broad supervision over the Trust's affairs. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Trust within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Trust are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 80 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Trust is 60 State Street, Boston, Massachusetts 02109.

The Trust's statement of additional information provides more detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer High Income Trust
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held     Length of Service       Principal Occupation During           Other Directorships Held
Name and Age              With the Trust     and Term of Office      Past Five Years                       by this Trustee
John F. Cogan, Jr. (78)*  Chairman of the    Trustee since 2002.     Deputy Chairman and a Director of     Chairman and Director
                          Board,             Term expires in 2007.   Pioneer Global Asset Management       of ICI Mutual Insurance
                          Trustee and                                S.p.A. ("PGAM"); Non-Executive        Company; Director of
                          President                                  Chairman and a Director of Pioneer    Harbor Global Company,
                                                                     Investment Management USA Inc.        Ltd.
                                                                     ("PIM-USA"); Chairman and a
                                                                     Director of Pioneer; Director of
                                                                     Pioneer Alternative Investment
                                                                     Management Limited (Dublin);
                                                                     President and a Director of Pioneer
                                                                     Alternative Investment Management
                                                                     (Bermuda) Limited and affiliated
                                                                     funds; President and Director of
                                                                     Pioneer Funds Distributor, Inc.
                                                                     ("PFD"); President of all of the
                                                                     Pioneer Funds; and Of Counsel
                                                                     (since 2000, partner prior to
                                                                     2000), Wilmer Cutler Pickering Hale
                                                                     and Dorr LLP (counsel to PIM-USA
                                                                     and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates
-----------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**     Trustee and        Trustee since 2003.     President and Chief Executive         None
                          Executive Vice     Term expires in 2005.   Officer, PIM-USA since May 2003
                          President                                  (Director since January 2001);
                                                                     President and Director of Pioneer
                                                                     since May 2003; Chairman and
                                                                     Director of Pioneer Investment
                                                                     Management Shareholder Services,
                                                                     Inc. ("PIMSS") since May 2003;
                                                                     Executive Vice President of all of
                                                                     the Pioneer Funds since June 2003;
                                                                     Executive Vice President and Chief
                                                                     Operating Officer of PIM-USA,
                                                                     November 2000 to May 2003;
                                                                     Executive Vice President, Chief
                                                                     Financial Officer and Treasurer,
                                                                     John Hancock Advisers, L.L.C.,
                                                                     Boston, MA, November 1999 to
                                                                     November 2000; Senior Vice
                                                                     President and Chief Financial
                                                                     Officer, John Hancock Advisers,
                                                                     L.L.C., April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer High Income Trust
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held     Length of Service       Principal Occupation During        Other Directorships Held
Name, Age and Address       With the Trust     and Term of Office      Past Five Years                    by this Trustee
David R. Bock** (61)        Trustee            Trustee since 2005.     Senior Vice President and Chief    Director of The
3050 K. Street NW,                             Term expires in 2007.   Financial Officer, I-trax, Inc.    Enterprise Social
Washington, DC 20007                                                   (publicly traded health care       Investment Company
                                                                       services company) (2001-present);  (privately-held
                                                                       Managing Partner, Federal City     affordable housing
                                                                       Capital Advisors (boutique         finance company);
                                                                       merchant bank) (1995-2000; 2002    Director of New York
                                                                       to 2004); Executive Vice           Mortgage Trust (publicly
                                                                       President and Chief Financial      traded mortgage REIT)
                                                                       Officer, Pedestal Inc.
                                                                       (internet-based mortgage trading
                                                                       company) (2000-2002)

** Mr. Bock became a Trustee of the Trust on January 1, 2005.
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)           Trustee            Trustee since 2002.     President, Bush International      Director of Brady
3509 Woodbine Street,                          Term expires in 2006.   (international financial           Corporation (industrial
Chevy Chase, MD 20815                                                  advisory firm)                     identification and
                                                                                                          specialty coated material
                                                                                                          products manufacturer),
                                                                                                          Millennium Chemicals,
                                                                                                          Inc. (commodity
                                                                                                          chemicals), Mortgage
                                                                                                          Guaranty Insurance
                                                                                                          Corporation, and R.J.
                                                                                                          Reynolds Tobacco
                                                                                                          Holdings, Inc. (tobacco)
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)   Trustee            Trustee since 2002.     Founding Director, The Winthrop    None
1001 Sherbrooke Street West,                   Term expires in 2005.   Group, Inc. (consulting firm);
Montreal, Quebec, Canada                                               Professor of Management, Faculty
H3A 1G5                                                                of Management, McGill University
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer High Income Trust
-------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------

                               Positions Held     Length of Service     Principal Occupation During        Other Directorships Held
Name, Age and Address          With the Trust     and Term of Office    Past Five Years                    by this Trustee
Marguerite A. Piret (57)       Trustee          Trustee since 2002.     President and Chief Executive      Director of New America
One Boston Place, 28th Floor,                   Term expires in 2006.   Officer, Newbury, Piret &          High Income Fund, Inc.
Boston, MA 02108                                                        Company, Inc. (investment banking  (closed-end investment
                                                                        firm)                              company)
-----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)           Trustee          Trustee since 2002.     Senior Counsel, Sullivan &         Director, The Swiss
125 Broad Street,                               Term expires in 2007.   Cromwell (law firm)                Helvetia Fund, Inc.
New York, NY 10004                                                                                         (closed-end investment
                                                                                                           company) and
                                                                                                           AMVESCAP PLC
                                                                                                           (investment managers)
-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)             Trustee          Trustee since 2002.     President, John Winthrop & Co.,    None
One North Adgers Wharf,                         Term expires in 2005.   Inc. (private investment firm)
Charleston, SC 29401
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer High Income Trust
-------------------------------------------------------------------------------
TRUST OFFICERS
-------------------------------------------------------------------------------

                            Positions Held     Length of Service     Principal Occupation During        Other Directorships Held
Name, Age and Address       With the Trust     and Term of Office    Past Five Years                    by this Trustee
Dorothy E. Bourassa (57)    Secretary          Since September,      Secretary of PIM-USA; Senior Vice  None
                                               2003. Serves at       President- Legal of Pioneer; and
                                               the discretion        Secretary/Clerk of most of
                                               of the Board          PIM-USA's subsidiaries since
                                                                     October 2000; Secretary of all of
                                                                     the Pioneer Funds since September
                                                                     2003 (Assistant Secretary from
                                                                     November 2000 to September 2003);
                                                                     and Senior Counsel, Assistant
                                                                     Vice President and Director of
                                                                     Compliance of PIM-USA from April
                                                                     1998 through October 2000
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant         Since September,      Assistant Vice President and       None
                             Secretary         2003. Serves at       Senior Counsel of Pioneer since
                                               the discretion of     July 2002; Vice President and
                                               the Board             Senior Counsel of BISYS Fund
                                                                     Services, Inc. (April 2001 to
                                                                     June 2002); Senior Vice President
                                                                     and Deputy General Counsel of
                                                                     Funds Distributor, Inc. (July
                                                                     2000 to April 2001; Vice
                                                                     President and Associate General
                                                                     Counsel from July 1996 to July
                                                                     2000); Assistant Secretary of all
                                                                     Pioneer Funds since September
                                                                     2003
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)         Assistant         Since September,      Partner, Wilmer Cutler Pickering   None
                             Secretary         2003. Serves at       Hale and Dorr LLP; Assistant
                                               the discretion        Secretary of all Pioneer Funds
                                               of the Board          since September 2003
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)            Treasurer         Since 2002.           Vice President-Fund Accounting,    None
                                               Serves at the         Administration and Custody
                                               discretion of         Services of Pioneer; and
                                               the Board             Treasurer of all of the Pioneer
                                                                     Funds (Assistant Treasurer from
                                                                     June 1999 to November 2000)
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer High Income Trust
-------------------------------------------------------------------------------
TRUST OFFICERS
-------------------------------------------------------------------------------

                            Positions Held    Length of Service       Principal Occupation During          Other Directorships Held
Name and Age                With the Trust    and Term of Office      Past Five Years                      by this Officer
Mark E. Bradley (45)        Assistant         Since November,         Deputy Treasurer of Pioneer since    None
                            Treasurer         2004. Serves at         2004; Treasurer and Senior Vice
                                              the discretion          President, CDC IXIS Asset
                                              of the Board            Management Services from 2002 to
                                                                      2003; Assistant Treasurer and
                                                                      Vice President, MFS Investment
                                                                      Management from 1997 to 2002; and
                                                                      Assistant Treasurer of all of the
                                                                      Pioneer Funds since November 2004
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (40)       Assistant         Since 2002.             Assistant Vice President-Fund        None
                            Treasurer         Serves at the           Accounting, Administration and
                                              discretion of           Custody Services of Pioneer; and
                                              the Board               Assistant Treasurer of all of the
                                                                      Pioneer Funds since November 2000
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)          Assistant         Since 2002.             Fund Accounting Manager-Fund         None
                            Treasurer         Serves at the           Accounting, Administration and
                                              discretion of           Custody Services of Pioneer; and
                                              the Board               Assistant Treasurer of all of the
                                                                      Pioneer Funds since May 2002
-----------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (31) Assistant         Since September,        Fund Administration Manager-Fund     None
                            Treasurer         2003. Serves at         Accounting, Administration and
                                              the discretion          Custody Services since June 2003;
                                              of the Board            Assistant Vice President-Mutual
                                                                      Fund Operations of State Street
                                                                      Corporation from June 2002 to
                                                                      June 2003 (formerly Deutsche Bank
                                                                      Asset Management); Pioneer Fund
                                                                      Accounting, Administration and
                                                                      Custody Services (Fund Accounting
                                                                      Manager from August 1999 to May
                                                                      2002, Fund Accounting Services
                                                                      Supervisor from 1997 to July
                                                                      1999); Assistant Treasurer of all
                                                                      Pioneer Funds since September
                                                                      2003
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer High Income Trust
--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

                            Positions Held    Length of Service       Principal Occupation During          Other Directorships Held
Name and Age                With the Trust    and Term of Office      Past Five Years                      by this Officer
Martin J. Wolin (37)        Chief             Since October,          Chief Compliance Officer of          None
                            Compliance        2004. Serves at         Pioneer (Director of Compliance
                            Officer           the discretion          and Senior Counsel from November
                                              of the Board            2000 to September 2004); Vice
                                                                      President and Associate General
                                                                      Counsel of UAM Fund Services,
                                                                      Inc. (mutual fund administration
                                                                      company) from February 1998 to
                                                                      November 2000; and Chief
                                                                      Compliance Officer of all of the
                                                                      Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact Mellon for assistance or information.

You can call Mellon Investor Services LLC for:

Account Information                                              1-800-710-0935

Telecommunications Device for the Deaf (TDD)                     1-800-231-5469

Or write to Mellon Investor Services LLC:


For                                                        Write to
General inquiries, lost dividend checks                    P.O. Box 3315
                                                           South Hackensack, NJ
                                                           07606-1915

Change of address, account consolidation                   P.O. Box 3316
                                                           South Hackensack, NJ
                                                           07606-1916

Lost stock certificates                                    P.O. Box 3317
                                                           South Hackensack, NJ
                                                           07606-1917

Stock transfer                                             P.O. Box 3312
                                                           South Hackensack, NJ
                                                           07606-1912

Dividend reinvestment plan (DRIP)                          P.O. Box 3338
                                                           South Hackensack, NJ
                                                           07606-1938

For additional information, please contact your investment advisor or visit our web site www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Trust, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately
$20,800 in 2005 and $44,500 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for the Trusts audit-related services totaled approximately $8,000 in 2005 and $17,500 in 2004.
These services included a review of the semi annual financial statements and issuance of agreed upon procedures report to the rating agencies.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $6,000 and $3,600 for 2005 and 2004, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services provided to the Trust during the fiscal years ended March 31, 2005 and 2005.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new
SEC pre-approval rules, the Trusts audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended March 31, 2005 and 2005, there were no services provided to an affiliate that required the Trusts audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees
The aggregate non-audit fees for the Trust and affiliates, as previously defined, totaled approximately $15,100 in 2005 and $25,100 in 2004.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Trust's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule
2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

N/A


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust
By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.